YieldMax MSTR Short Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 10.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.2%
Strategy, Inc., Expiration: 6/18/2026; Exercise Price: $250.00	$66,510,900	4,020	$834,150

Put Options - 9.6%
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $162.50	16,545,000	1,000	128,000
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $160.00	8,272,500	500	33,500
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $157.50	25,148,400	1,520	50,160
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $152.50	8,272,500	500	116,750
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $148.00	8,272,500	500	75,750
Strategy, Inc., Expiration: 6/18/2026; Exercise Price: $165.00	66,510,900	4,020	6,492,300
Total Put Options			6,896,460

TOTAL PURCHASED OPTIONS (Cost $7,745,975)			7,730,610

SHORT-TERM INVESTMENTS - 124.7%
Money Market Funds - 3.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	2,449,309	2,449,309

U.S. Treasury Bills - 121.3%	Principal Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)(g)	$11,932,000	11,918,982
U.S. Treasury Bill, 6/11/2026, 3.57%(f)(g)	17,904,000	17,830,696
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)(h)	26,196,000	26,015,122
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	15,735,000	15,583,218
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)	15,622,000	15,428,081
		86,776,099

TOTAL SHORT-TERM INVESTMENTS (Cost $89,237,615)		89,225,408

TOTAL INVESTMENTS - 135.5% (Cost $96,983,590)		$96,956,018
Liabilities in Excess of Other Assets - (35.5)%		(25,408,311)
TOTAL NET ASSETS - 100.0%		$71,547,707

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	The rate shown is the annualized effective yield as of April 30, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $46,442,224.
(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax MSTR Short Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (11.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (9.7)%
Strategy, Inc., Expiration: 6/18/2026; Exercise Price: $165.02	$(66,510,900)	(4,020)	$(6,934,500)

Put Options - (2.1)%
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $170.00	(16,545,000)	(1,000)	(545,000)
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $167.50	(8,272,500)	(500)	(183,750)
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $165.00	(25,148,400)	(1,520)	(342,000)
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $160.00	(8,272,500)	(500)	(226,250)
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $157.50	(8,272,500)	(500)	(183,750)
Total Put Options			(1,480,750)

TOTAL WRITTEN OPTIONS (Premiums received $8,783,316)			$(8,415,250)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.